Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
9. Income Taxes
The Partnership is a limited partnership and generally is not subject to federal or state income taxes. Earnings from the Middletown operations, however, are subject to a local income tax.
The Predecessors' tax provisions were determined on a theoretical separate-return basis. Prior to July 2012, the Predecessor received federal income tax credits for coke production from the Haverhill 1, Haverhill 2 and Granite City cokemaking facilities. These tax credits were earned for each ton of coke produced and sold during the four years after the initial coke production at each facility. The eligibility to generate tax credits for coke production expired in March 2009, July 2012 and November 2013, respectively, for the Haverhill 1, Haverhill 2 and Granite City facilities. In conjunction with the contribution of the 65 percent interest in Haverhill and Middletown upon the closing of the IPO, all deferred tax assets and liabilities related Haverhill and Middletown were eliminated through equity. Granite City's tax provision has been determined on a theoretical separate-return basis for all periods presented.
The components of income tax disaggregated between the Partnership and the Predecessors are as follows:

	Years Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Partnership:
U.S. federal	$—	$—	$—
U.S. state and local	1.2	0.8	—
Total Partnership income tax	1.2	0.8	—
Predecessors:
U.S. federal	$7.5	$(1.1)	$21.4
U.S. state and local	1.8	2.1	1.9
Total Predecessors' income tax	9.3	1.0	23.3
Total income tax	$10.5	$1.8	$23.3

The reconciliation of Partnership income tax expense at the U.S. statutory rate is as follows:

	Years Ended December 31,
	2014		2013
	(Dollars in millions)
Income tax expense at U.S. statutory rate of 35 percent	$25.4	35.0%	$35.1	35.0%
Increase (reduction) in income taxes resulting from:
Partnership income not subject to tax	(25.4)	(35.0)%	(35.1)	(35.0)%
State and local tax for Middletown and Granite City Operations	1.1	1.5%	0.5	0.5%
Other	0.1	0.2%	0.3	0.3%
	$1.2	1.7%	$0.8	0.8%

The tax effects of temporary differences that comprise the net deferred income tax asset are as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Deferred tax assets:
Federal and state credit carryforward	$77.8	$85.9
Federal net operating loss	49.5	48.9
State and local net operating loss	8.7	11.5
Other liabilities not yet deductible	3.3	3.0
Total deferred tax assets	139.3	149.3
Less valuation allowance	(3.6)	(3.2)
Deferred tax asset, net	135.7	146.1
Deferred tax liabilities:
Properties, plants and equipment	(112.8)	(113.3)
Other liabilities	(0.7)	—
Total deferred tax liabilities	(113.5)	(113.3)
Net deferred tax asset	$22.2	$32.8

The net deferred income tax asset is classified in the combined and consolidated balance sheets as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Current asset	$0.6	$0.8
Noncurrent asset	21.6	32.0
Net deferred tax asset	$22.2	$32.8

    As of December 31, 2014, we had a local net operating loss carryforward which will be used to offset future local taxable income. If not used, the carryforward will expire between 2017 and 2018. In addition, we had federal and stated net operating losses and tax credit carryforwards related to our Granite City operations that were determined on a theoretical separate-return basis.
Local income tax returns are generally subject to examination for a period of three years after filing of the respective returns. Pursuant to the omnibus agreement, SunCoke will fully indemnify us with respect to any tax liability arising prior to or in connection with the closing of the IPO. There are no uncertain tax positions recorded at December 31, 2014 or 2013 and there were no interest or penalties recognized related to uncertain tax positions for the years ended December 31, 2014, 2013 and 2012.